Other Income and Other Expense - Major Income Classifications Included in Other Income Under Non Interest Income on Income Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Component Of Other Expense Income Nonoperating [Line Items]
Other income	$ 2,015	$ 1,148	$ 1,315
BOLI Insurance [Member]
Component Of Other Expense Income Nonoperating [Line Items]
Other income	471	495	528
Mortgage Loan Origination Income [Member]
Component Of Other Expense Income Nonoperating [Line Items]
Other income	320	363	340
Other Income [Member]
Component Of Other Expense Income Nonoperating [Line Items]
Other income	$ 1,224	$ 290	$ 447